Profit attributable to non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2019
Profit attributable to non-controlling interests
Schedule of Profit attributable to non-controlling interests

	Half year ended
	30 June	30 June
	2019	2018
	£m	£m
RFS Holdings B.V. Consortium Members (1)	258	(17)
Other	2	1

Profit/(loss) attributable to non-controlling interests	260	(16)

Note:

(1)	Includes a gain of £274 million recognised on completion of the Alawwal Bank merger.